Securities - Summary of Interest and Dividend Income and Gains on Securities (Detail) - Insurance products [member] - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income		$ 137	$ 127	$ 406	$ 385
Gains from securities designated at FVTPL	[1]	29	560	6	1,166
Realized gains from FVOCI securities			1	2	1
Total interest and dividend income and gains held in our Insurance business		$ 166	$ 688	$ 414	$ 1,552

[1]	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities.